RIGHT-OF-USE LEASE ASSETS AND LEASE LIABILITY (Tables)	12 Months Ended
Mar. 31, 2020
RIGHT-OF-USE LEASE ASSETS AND LEASE LIABILITY
Schedule of supplemental balance sheet information related to operating leases

March 31,
2020
USD
Right-of-use assets	750,499

Operating lease liabilities - current	778,039
Operating lease liabilities - non-current	13,499
Total operating lease liabilities	791,538

Schedule of weighted average remaining lease terms and discount rates for all of operating leases

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.3
Weighted average discount rate	4.8%

Schedule of maturities of lease liabilities

March 31,
2020
2021	808,050
2022	31,813
Total lease payments	839,863
Less: imputed interest	48,325
Present value of lease liabilities	791,538